OTHER LIABILITIES (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
OTHER LIABILITIES
Defined benefit plans	$ 196.1	$ 125.5
Future conditional adjustments	17.6	53.1
Other	38.9	48.1
Total other liabilities	$ 252.6	$ 226.7